Interim Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss	$ (2,600)	$ (3,228)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5
Revaluation of convertible notes		2,740
Share based payment	462
Revaluation of warrant liability		(160)
Accrued interest and amortization of short-term loans’ premium risk		179
Change in:
Other current assets	(94)	10
Trade accounts payables	(71)	(33)
Decrease in operating lease liability	(3)
Other accounts payable	(506)	152
Net cash used in operating activities	(2,807)	(340)
Cash flows from investing activities
Increase in Operating lease right of use assets	(4)
Purchase of property and equipment	(33)
Net cash used in investing activities	(37)
Cash flows from financing activities
Issuance of ordinary shares, net of issuance costs	5,615
Receipt (repayment) of a short-term loan	(1,197)	300
Net cash provided by financing activities	4,418	300
Net change in cash and cash equivalents	1,574	(40)
Cash and cash equivalents at the beginning of the period	7,378	229
Cash and cash equivalents at the end of the period	8,952	189
Supplemental disclosure of non-cash investing and financing activities:
Issuance costs accrued and charged to additional paid in capital	540
Lease liabilities arising from obtaining right-of-use-assets	32
Accrued expenses recorded against prepaid expenses		$ 43